Stated capital - Stock repurchase program (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Aug. 31, 2023
Stated capital.
Shares repurchased, amount			$ 10,037
August 2023 - August 2025 stock repurchase program
Stated capital.
Stock repurchase program, amount authorized for repurchase				$ 50,000
Stock repurchase program, number of shares repurchased	930,556	948,101
Share repurchase program, price per share for shares repurchased	$ 5.61	$ 5.04
Shares repurchased, amount	$ 5,200	$ 4,800